Long-term assets - E.1.6. Impairment testing of goodwill (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of information for cash-generating units [line items]
Goodwill impairment testing, period of planning horizon	10 years
Goodwill, impairment testing, sensitivity analysis term	5 years
Nicaragua
Disclosure of information for cash-generating units [line items]
WACC rate, impairment loss test, Bits Per Second		1.09%
Average EBITDA margin, impairment loss test, Bits Per Second		(1.95%)
Minimum
Disclosure of information for cash-generating units [line items]
WACC rates, sensitivity analysis, changes in key assumptions (in percent)	(2.00%)	(2.00%)
Perpetual growth rate, , sensitivity analysis, changes in key assumptions (in percent)	(1.00%)	(1.00%)
EBITDA margin, sensitivity analysis, changes in key assumptions (in percent)	(3.00%)	(3.00%)
CAPEX intensity, sensitivity analysis, changes in key assumptions (in percent)	(2.00%)	(1.00%)
Maximum
Disclosure of information for cash-generating units [line items]
WACC rates, sensitivity analysis, changes in key assumptions (in percent)	2.00%	2.00%
Perpetual growth rate, , sensitivity analysis, changes in key assumptions (in percent)	1.00%	1.00%
EBITDA margin, sensitivity analysis, changes in key assumptions (in percent)	3.00%	3.00%
CAPEX intensity, sensitivity analysis, changes in key assumptions (in percent)	2.00%	1.00%
Bolivia
Disclosure of information for cash-generating units [line items]
Average EBITDA margin	47.70%	46.90%
Average CAPEX intensity	14.30%	14.80%
Perpetual growth rate	0.50%	1.00%
WACC rate after tax	13.60%	22.90%
Colombia
Disclosure of information for cash-generating units [line items]
Average EBITDA margin	45.10%	41.40%
Average CAPEX intensity	15.00%	11.20%
Perpetual growth rate	0.50%	2.00%
WACC rate after tax	9.50%	8.90%
Costa Rica
Disclosure of information for cash-generating units [line items]
Average EBITDA margin	35.80%	37.70%
Average CAPEX intensity	13.20%	16.40%
Perpetual growth rate	0.50%	0.00%
WACC rate after tax	8.20%	8.20%
Ecuador
Disclosure of information for cash-generating units [line items]
Average EBITDA margin	47.50%
Average CAPEX intensity	12.70%
Perpetual growth rate	1.00%
WACC rate after tax	11.70%
El Salvador
Disclosure of information for cash-generating units [line items]
Average EBITDA margin	48.80%	47.80%
Average CAPEX intensity	13.80%	11.90%
Perpetual growth rate	1.00%	1.00%
WACC rate after tax	10.60%	10.20%
Guatemala
Disclosure of information for cash-generating units [line items]
Average EBITDA margin	56.70%	55.90%
Average CAPEX intensity	9.60%	8.30%
Perpetual growth rate	1.00%	1.00%
WACC rate after tax	8.90%	8.70%
Nicaragua
Disclosure of information for cash-generating units [line items]
Average EBITDA margin	51.70%	50.50%
Average CAPEX intensity	14.50%	15.10%
Perpetual growth rate	0.50%	2.00%
WACC rate after tax	13.10%	15.30%
Panama
Disclosure of information for cash-generating units [line items]
Average EBITDA margin	51.20%	51.00%
Average CAPEX intensity	11.90%	10.90%
Perpetual growth rate	1.00%	1.00%
WACC rate after tax	8.80%	9.40%
Paraguay
Disclosure of information for cash-generating units [line items]
Average EBITDA margin	52.20%	50.80%
Average CAPEX intensity	11.80%	12.90%
Perpetual growth rate	0.50%	0.00%
WACC rate after tax	8.80%	8.60%
Uruguay
Disclosure of information for cash-generating units [line items]
Average EBITDA margin	47.50%
Average CAPEX intensity	9.50%
Perpetual growth rate	1.00%
WACC rate after tax	7.60%